CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 15,311	$ 8,780	$ 28,466
Change in unrealized gains (losses) on marketable securities available-for-sale, net of tax:
Gain (loss) on marketable securities recognized in other comprehensive income	1,798	2,859	(5,434)
Loss on marketable securities reclassified to net income	882	(213)
Other comprehensive income (loss) related to unrealized gains (losses) on marketable securities available-for-sale	2,680	2,646	(5,434)
Change in unrealized gains (losses) on cash flow hedges, net of tax:
Gain (loss) on derivative instruments recognized in other comprehensive income,	(306)	(2,165)	(8,979)
Gain (loss) on derivative instruments reclassified to net income	2,645	6,567	3,683
Other comprehensive income (loss), related to unrealized gains (losses) on cash flow hedges, net of tax	2,339	4,402	(5,296)
Other comprehensive income (loss), net of tax of $(1,061), $(1,303) and $2,205 for 2024, 2023 and 2022, respectively	5,019	7,048	(10,730)
Total comprehensive income	$ 20,330	$ 15,828	$ 17,736